EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
GGP Inc. (GGP)
Investment [Line Items]
Fair value of investments in associates for which there are quoted market prices	$ 6,612	$ 7,570